Employee Benefit Plans (Schedule Of Contributions) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Total contributions		$ 76	$ 123	$ 180
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 13	41	82	149
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 10	$ 35	$ 41	$ 31